Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefit expenses [Abstract]
Schedule of Employee benefit expenses
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars
Salary	33,888	33,263	31,865	9,627
Bonus	4,946	5,326	5,834	1,405
	38,834	38,589	37,699	11,032

Schedule of Key management personnel expenses
	Year ended December 31,
	2 0 2 2	2 0 2 1	2 0 2 0	2 0 2 2
	NIS	NIS	NIS	US Dollars

Salary and management fees	5,268	5,039	5,013	1,497
Bonus	4,569	4,840	5,434	1,298
Share based payment expense	321	-	-	91
Directors remuneration	332	345	403	94
	10,490	10,224	10,850	2,980